INVENTORY (Schedule of inventories) (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 1,848,392	$ 1,946,638
Work in process	2,029,133	582,655
Raw materials	176,948	163,354
Total	$ 4,054,473	$ 2,692,647